UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2022 to September 16, 2022

Commission File Number of issuing entity:  333-262701-01

Central Index Key Number of issuing entity:  0001921064

BENCHMARK 2022-B35 MORTGAGE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-262701

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4224551
38-4224552
38-7290312
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3-1			X
A-4-1			X
A-5			X
A-SB			X
X-A			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 16, 2022 a distribution was made to holders of the certificates issued by BENCHMARK 2022-B35 MORTGAGE TRUST.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by BENCHMARK 2022-B35 MORTGAGE TRUST were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2022 to September 16, 2022.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 11, 2022. The CIK number of the Depositor is 0001258361.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 11, 2022. The CIK number of CREF is 0001701238.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on August 15, 2022. The CIK number of GSMC is 0001541502.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 15, 2022. The CIK number of GACC is 0001541294.

JPMorgan Chase Bank, National Association ("JPM"), one of the sponsors, most recently filed a Form ABS-15G/A under Rule 15Ga-1 on February 14, 2022. The CIK number of JPM is 0000835271.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 30, 2022 under Commission File No. 333-262701-01 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 30, 2022 under Commission File No. 333-262701-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

KeyBank National Association, National Association, in its capacity as Master Servicer for BENCHMARK 2022-B35 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Loan Combination Custodial Accounts (The Reef Loan Combination; Shearer’s Industrial Portfolio Loan Combination; Bell Works Loan Combination; 2550 M Street Loan Combination; Nut Tree Plaza Loan Combination; and ExchangeRight Net Leased Portfolio #55 Loan Combination)

Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

REO Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BENCHMARK 2022-B35 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2022	$12,892.13
Current Distribution Date	09/16/2022	$12,891.53

Interest Reserve Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Excess Interest Distribution Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	08/17/2022	$0.00
Current Distribution Date	09/16/2022	$0.00

Item 10. Exhibits.

EXHIBIT INDEX

Exhibit Number             Description

 (a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BENCHMARK 2022-B35 MORTGAGE TRUST, relating to the September 16, 2022 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 30, 2022 under Commission File No. 333-262701-01 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 30, 2022 under Commission File No. 333-262701-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: September 30, 2022